Related Party Transactions and Balances (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions and Balances [Line Items]
Accrual of interest expenses on borrowings from a related parties		$ 163,440	$ 757,389	$ 781,046
Borrowings from a related party				22,725,000
Repaid borrowings			30,602,649	15,780,809
TOYO Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Accrual of interest expenses on borrowings from a related parties			275,322	288,586
VSUN USA [Member]
Related Party Transactions and Balances [Line Items]
Borrowings from a related party				$ 12,000,000
interest rate of borrowings				4.20%
Repaid borrowings			11,000,000
VSUN USA [Member] | TOYO Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Paid interest expenses			672,100
VSUN [Member]
Related Party Transactions and Balances [Line Items]
Accrual of interest expenses on borrowings from a related parties	$ 241,623	$ 244,873	$ 482,067	$ 492,460